Business Overview and Summary of Accounting Policies (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Jan. 31, 2012	Jan. 31, 2011
Business Overview and Summary of Accounting Policies [Abstract]
Money market accounts	$ 240,000		$ 240,000
Average market yield	0.20%		0.20%
Interest income	103	970	413	970	2,474
Depreciation			$ 2,622	$ 833	$ 2,341	$ 740
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities			7,700,000